Right-Of-Use Assets and Lease Liability - Schedule of Components of Lease Expense (Details) - CIK 0001441693 Pro Farm Group, Inc - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 400	$ 326	$ 781	$ 616
Short-term lease cost	14	50	34	91
Total operating lease costs:	$ 414	$ 376	$ 815	$ 707